Other Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consist of the following:

US$ thousands	December 31, 2025	June 30, 2026
Deposit to non-trade suppliers	$77,175	$85,479
Loan receivable	18,553	14,652
Prepayments	427,824	201,454
Allowance for credit losses	(213,159)	(215,678)
Total other receivables, net	$310,393	$85,907

Movements of allowance for credit losses are as follows:

Beginning balance	$161,620	$213,159
Addition	51,178	1,644
Foreign exchange translation	361	875
Ending balance	$213,159	$215,678